CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,786	$ 2,137
Restricted deposits	349	1,033
Trade receivables (net of allowance for doubtful accounts of $24 and $36 at December 31, 2014 and 2013)	3,455	4,890
Costs and estimated earnings in excess of billings on uncompleted contracts	2,657	2,031
Other accounts receivable and prepaid expenses	428	412
Inventories	6,651	6,798
Total current assets	15,326	17,301
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	1,394	1,133
PROPERTY, PLANT AND EQUIPMENT, NET	2,790	2,986
GOODWILL	587	587
Total assets	20,097	22,007
CURRENT LIABILITIES:
Bank credit	1,589	1,887
Trade payables	1,315	2,909
Convertible Note and Loans from shareholders, net	8,120	8,307
Other accounts payable and accrued expenses	4,267	4,350
Total current liabilities	15,291	17,453
LONG-TERM LIABILITIES:
Accrued severance pay and other long term liability	634	569
Total long-term liabilities	634	569
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.015 par value each - Authorized: 16,333,333 shares at December 31, 2014 and 2013; Issued and outstanding: 8,988,396 and 8,918,647 shares at December 31, 2014 and December 31, 2013 respectively	119	119
Additional paid-in capital	70,884	70,884
Accumulated other comprehensive income	536	547
Accumulated deficit	(67,992)	(68,200)
Total RADA Electronic Industries shareholders' equity	3,547	3,350
Non-controlling interest	625	635
Total equity	4,172	3,985
Total liabilities and equity	$ 20,097	$ 22,007